Taxation - Reconciliation of accounting and taxable income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting and taxable income
Profit before income tax from continuing operations	€ 224,018	€ 361,257	€ 350,453
Tax at 25%	56,005	90,313	87,613
Permanent differences	(66,322)	(30,796)	2,503
Effect of different tax rates	52,372	9,953	(8,720)
Tax credits (deductions)	(1,193)	3,667	(14,998)
Prior year income tax expense	2,132	12,685	18,908
Other income tax expenses/(income)	355	4,289	(180)
Total income tax expense	€ 43,349	€ 90,111	€ 85,126
USA
Taxation
Tax rate of the companies domiciled in the U.S.A (as a percent)	22.00%
Spain
Reconciliation of accounting and taxable income
Tax rate (as a percent)	25.00%